1226855 Manually signed orig.

FORM D
U.S. Securities and Exchange Commission
Washington, D.C. 20549

03055342

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering: MAGIC HANDS FREDDIE LLC

(____ Check if this is an amendment and name has changed, and indicate change.)

Filed under: ___Rule 504 ___Rule 505 _x_Rule 506
___Section 4(6) ___ULOE

Type of Filing: _x_ New Filing ___ Amendment

A. BASIC IDENTIFICATION DATA

1. Name of Issuer: MAGIC HANDS FREDDIE LLC

Address of Executive Offices
350 Fifth Avenue, Suite 2420
New York, NY 10118

Telephone
212 315-0800

Address of Principal Business Operations if different:
N/A

Brief Description of Business:

Production of stage play, "MAGIC HANDS FREDDIE"

Type of business Organization:
limited liability company

Estimated or actual date of Organization: 3/2003

_____Estimated __X__Actual

Jurisdiction of Organization: NY

2.
=====================================
Categories that apply:
Beneficial Owner, Promoter, Managing Member

Name and Address:
Matthow, Dana
322 West 57th St, Apt. 25T
New York, NY 10019
=====================================

Categories that apply:
Beneficial Owner, Promoter, Managing Member

Name and Address:
Greiner, Kenneth
105 Fifth Avenue
New York, NY 10003
=====================================
Categories that apply:
Beneficial Owner, Promoter, Managing Member

Name and Address:
Alpert, Steven
760 West End Avenue, #14E
New York, NY 10025
=====================================
Categories that apply:
Beneficial Owner, Promoter, Managing Member

Name and Address:
Shaw, Arje
3002 Buymont Road
Marlton, NJ 08503
=======================================

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?
___YES _x_NO

2. What is the minimum investment that will be accepted from any individual? $5,000

3. Does the offering permit joint ownership?
_x_YES ___NO

4. Information about persons receiving commission or similar remuneration for soliciting purchasers: N/A

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES, AND USE OF PROCEEDS

1. Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	0	0
Equity	0	0

Convertible Securities (including warrants)	0	0
Partnership Interests		
Other	0	0
Limited Liability Company Interests	$350,000	
TOTAL	$350,000	0

2.

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	0
Non-Accredited Investors	0	0
TOTAL (for filings under Rule 504 only)	0	0

3. For Filings Under 504, 505, all information for all securities sold by issuer to date in offerings of the types indicated in the 12 months prior to the first sale of securities in this offering.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	0
Regulation A	N/A	0
Rule 504	N/A	0
TOTAL	None	0

4.

a. Expenses in connection with the issuance and distribution of the securities in this offering, excluding amounts relating solely to organization expenses of issuer

Transfer Agent's Fees	____	$
Printing and Engraving Costs	____	$
Legal Fees	x	$ 2,500
Accounting Fees	____	$
Engineering Fees	____	$
Sales Commissions	____	$
Other Expenses (Identify) Blue Sky photocopying, etc.	x	$ 500
TOTAL:	x	$ 3,000

b. The difference between aggregate offering price in Part C., question 1 and Total Expenses: _x_ $ 347,000

5. Amount of adjusted gross proceeds to the issuer

	Payments to Officers, Directors & Affiliates	Payments to Others
Salaries and Fees	_x_ $	_x_ $ 60,000
Purchase of Real Estate	___ $	___ $
Purchase, rental or leasing and installation of machinery and equipment	___ $	___ $
Construction or leasing of plant buildings and facilities	___ $	___ $
Acquisition of other businesses*	___ $	___ $

*(including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)

Repayment of indebtedness	___ $	___ $
Working capital	___ $	___ $
Other: physical production (sets, costumes, props, etc.)	_x_ $	_x_ $ 30,000
Rehearsal & casting expenses, bonds, deposits, advances; advertising & promotion; general & administrative; reserve	_x_ $ 3,750	_x_ $253,250
Column Totals:	_x_ $ 3,750	_x_ $343,250

Total Payments Listed: (column totals added) _x_ $ 347,000

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer:	Signature:	Date:
MAGIC HANDS FREDDIE LLC		, 2003 4/2/03
Name of Signer: Dana Matthow	Title of Signer: Managing Member of the Issuer	